Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative financial Instruments
24.
Derivative financial instruments

The Group’s operations are in various foreign currencies and consequently are exposed to foreign currency risk. As a consequence, the Group uses derivative instruments, delivery and non-delivery currency forward contracts and future contracts, to reduce the volatility of earnings and cash flows, caused by the exchange rate variation in which dLocal is exposed on the conversion of local currency into the settlement currency (usually US dollars). All outstanding derivatives are recognized in the Group’s consolidated balance sheets at fair value and the impacts are recognized on profit or loss, as shown on the tables below.

The Group uses foreign exchange forward contracts to manage some of its transaction exposures. The spot element of foreign exchange forward contracts is designated as hedging instruments in fair value hedges and are entered into for periods consistent with foreign currency exposure of the underlying transactions, generally from one to 12 months.

Transaction	Type Contract	Notional amount in USD as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)"	Outstanding notional amount as of December 31, 2023	Outstanding balance as of December 31, 2023 - Derivative financial assets / (liabilities)
Assets
Buy EUR
US Dollar	Futures Contract	—	—	29,114	480
Buy USD
Mexican Peso	Futures Contract	9,780	287	—	—
South African Rand	Futures Contract	13,870	727	—	—
Mexican Peso	Forward	9,899	256	—	—
Moroccan Dirham	Forward	4,482	35	—	—
South African Rand	Forward	26,961	749	—	—
Brazilian Real	Non-delivery forwards	17,682	378
Indian Rupee	Non-delivery forwards	176	1	—	—
Argentine Peso	Non-delivery forwards	—	—	3,400	7
Egyptian Pound	Non-delivery forwards	—	—	20,865	1,479
Sell EUR
US Dollar	Futures Contract	(18,065)	152	—	—
Sell USD
South African Rand	Forward	—	—	(2,345)	12
Argentine Peso	Futures Contract	(1,000)	252	—	—
Brazilian Real	Non-delivery forwards	(7,707)	37	—	—
Peruvian Sol	Non-delivery forwards	—	—	(1,252)	62
Total			2,874		2,040

Liabilities
Buy EUR
Moroccan Dirham	Forward	—	—	1,490	(51)
US Dollar	Forward	3,383	(13)	—	—
US Dollar	Futures Contract	39,223	(547)	—	—
Buy USD
Chilean Peso	Forward	15,979	(29)	—	—
United Arab Emirates Dirham	Forward	133	(0)	—	—
South African Rand	Forward	—	—	8,128	(230)
Saudi Riyal	Forward	6,755	(11)	—	—
Moroccan Dirham	Forward	—	—	6,263	(240)
Uruguayan peso	Forward	5,392	(71)	—	—
Argentine Peso	Futures Contract	1,900	(232)	—	—
Brazilian Reais	Non-delivery forwards	—	—	3,715	(30)
Chilean Peso	Non-delivery forwards	—	—	19,874	(174)
Uruguayan Peso	Non-delivery forwards	—	—	2,552	(48)
Indian Rupee	Non-delivery forwards	—	—	2,397	(7)
Peruvian Sol	Non-delivery forwards	—	—	1,200	(67)
Vietnamese Dong	Non-delivery forwards	6,334	(7)	4,054	(32)
Argentine Peso	Non-delivery forwards	37,200	(4,968)	—	—
Nigerian Naira	Non-delivery forwards	2,000	(33)	—	—
Egyptian Pound	Non-delivery forwards	8,965	(96)	—	—
Sell EUR
Moroccan Dirham	Forward	—	—	(3,274)	(28)
US Dollar	Non-delivery forwards	—	—	(6,323)	(40)
Sell USD
Indian Rupee	Non-delivery forwards	—	—	(950)	(1)
South African Rand	Forward	(6,654)	(104)	—	—
South African Rand	Futures Contract	(6,662)	(116)	—	—
Total			(6,227)		(948)

	2024	2023	2022
Net gain on foreign currency forwards recognized in ‘Costs of Services’ (Note 6)	13,461	17,433	14,559
Net loss on foreign currency forwards recognized in ‘Finance Costs’ (Note 11)	(19,462)	(28,013)	(18,763)

(i) Classification of derivatives

Derivatives are financial instruments entered into only for economic hedging purposes and not contracted as speculative investments. However, where derivatives do not meet the hedge accounting criteria, they are classified as ‘held for trading’ for accounting purposes and are accounted for at fair value through profit or loss. The full fair value of hedging derivatives is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, otherwise they are classified as a current asset or liability. Derivatives held for trading are classified as a current asset or liability.